Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating expenses
Exploration, evaluation and project expenses	$ 53,377	$ 40,414
General and administrative expenses	210,365	128,827
Total operating expenses	263,742	169,241
Net operating loss	(263,742)	(169,241)
Interest expense	(1,480)	0
Realized loss on investment	(6,936)	0
Unrealized gain on investment	80,151	165,467
Revaluation of warrant liability	294,865	(118,042)
Net income (loss)	$ 102,858	$ (121,816)
Weighted average common shares outstanding - basic	194,803,633	171,761,495
Weighted average common shares outstanding - diluted	194,803,633	171,761,495
Income per common share - basic	$ 0.00	$ (0.00)
Income per common share - diluted	$ 0.00	$ (0.00)